UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

Keith F. Karlawish, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments is attached herewith.

BB&T Equity Index Fund

Schedule of Investments

March 31, 2008

(Unaudited)

Fair Value
Mutual Funds (100.5%)
S&P 500 Index Master Portfolio	$104,633,444

TOTAL INVESTMENTS - 100.5%	$104,633,444

Percentages based on net assets of $104,156,042.

See accompanying notes to Schedule of Investments

Notes to Schedule of Investments

March 31, 2008

(Unaudited)

1. Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio, a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments are included in this Form and should be read in conjunction with the Fund’s Schedule of Investments. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 3.95% in the net assets of the Master Portfolio at March 31, 2008.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments (the “Schedule”). The policies are in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

(A) Security Valuation – The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Schedule of Investments, which are included in this Form.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Security		Shares	Value
COMMON STOCKS—98.37%
ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)	(a) (b)	104,483	$878,702
Omnicom Group Inc.		72,742	3,213,742

			4,092,444

AEROSPACE & DEFENSE—2.36%
Boeing Co. (The)		173,312	12,889,213
General Dynamics Corp.		90,659	7,558,241
Goodrich Corp.		28,160	1,619,482
L-3 Communications Holdings Inc.		27,750	3,034,185
Lockheed Martin Corp.		77,788	7,724,348
Northrop Grumman Corp.		76,364	5,941,883
Raytheon Co.		96,664	6,245,461
Rockwell Collins Inc.		36,770	2,101,405
United Technologies Corp.		221,600	15,250,512

			62,364,730

AGRICULTURE—2.21%
Altria Group Inc.		476,436	10,576,879
Archer-Daniels-Midland Co.		145,744	5,998,823
Monsanto Co.		123,698	13,792,327
Philip Morris International Inc.		476,436	24,098,133
Reynolds American Inc.		38,452	2,269,822
UST Inc.	(b)	34,272	1,868,509

			58,604,493

AIRLINES—0.08%
Southwest Airlines Co.		165,279	2,049,460

			2,049,460

APPAREL—0.43%
Coach Inc.	(a)	80,501	2,427,105
Jones Apparel Group Inc.		21,297	285,806
Liz Claiborne Inc.	(b)	21,450	389,317
Nike Inc. Class B	(b)	86,724	5,897,232
Polo Ralph Lauren Corp.	(b)	13,755	801,779
VF Corp.		19,909	1,543,147

			11,344,386

AUTO MANUFACTURERS—0.34%
Ford Motor Co.	(a) (b)	494,174	2,826,675
General Motors Corp.		127,209	2,423,331
PACCAR Inc.		82,525	3,713,625

			8,963,631

AUTO PARTS & EQUIPMENT—0.22%
Goodyear Tire & Rubber Co. (The)	(a) (b)	54,220	1,398,876
Johnson Controls Inc.		133,501	4,512,334

			5,911,210

BANKS—5.12%
Bank of America Corp.		1,003,956	38,059,972
Bank of New York Mellon Corp. (The)		257,542	10,747,228
BB&T Corp.	(b)	124,319	3,985,667
Comerica Inc.		34,000	1,192,720
Discover Financial Services LLC		107,447	1,758,907
Fifth Third Bancorp		121,669	2,545,315
First Horizon National Corp.	(b)	27,800	389,478
Huntington Bancshares Inc.	(b)	81,116	871,997
KeyCorp		89,010	1,953,769
M&T Bank Corp.		17,097	1,375,967
Marshall & Ilsley Corp.		58,280	1,352,096
National City Corp.	(b)	140,842	1,401,378
Northern Trust Corp.		43,033	2,860,403
PNC Financial Services Group Inc. (The)		77,447	5,078,200
Regions Financial Corp.	(b)	155,941	3,079,835
State Street Corp.		87,301	6,896,779
SunTrust Banks Inc.		79,794	4,399,841
U.S. Bancorp		391,418	12,666,286
Wachovia Corp.		447,304	12,077,208
Wells Fargo & Co.		746,416	21,720,706
Zions Bancorporation	(b)	24,763	1,127,955

			135,541,707

BEVERAGES—2.56%
Anheuser-Busch Companies Inc.		162,298	7,701,040
Brown-Forman Corp. Class B		19,171	1,269,504
Coca-Cola Co. (The)		451,563	27,486,640
Coca-Cola Enterprises Inc.		64,581	1,562,860
Constellation Brands Inc. Class A	(a) (b)	43,465	768,027
Molson Coors Brewing Co. Class B		31,075	1,633,613
Pepsi Bottling Group Inc.		31,656	1,073,455
PepsiCo Inc.		361,971	26,134,306

			67,629,445

BIOTECHNOLOGY—0.97%
Amgen Inc.	(a)	245,337	10,250,180
Biogen Idec Inc.	(a)	66,902	4,127,184
Celgene Corp.	(a) (b)	97,940	6,002,743
Genzyme Corp.	(a)	60,427	4,504,229
Millipore Corp.	(a) (b)	12,731	858,197

			25,742,533

BUILDING MATERIALS—0.13%
Masco Corp.	(b)	82,579	1,637,542
Trane Inc.		38,733	1,777,845

			3,415,387

CHEMICALS—1.48%
Air Products and Chemicals Inc.	(b)	48,489	4,460,988
Ashland Inc.		13,102	619,725
Dow Chemical Co. (The)		213,184	7,855,830

E.I. du Pont de Nemours and Co.		203,031	9,493,730
Eastman Chemical Co.		17,744	1,108,113
Ecolab Inc.		39,537	1,717,092
Hercules Inc.	(b)	25,729	470,583
International Flavors & Fragrances Inc.		18,006	793,164
PPG Industries Inc.		37,244	2,253,634
Praxair Inc.		71,031	5,982,941
Rohm and Haas Co.	(b)	28,838	1,559,559
Sherwin-Williams Co. (The)	(b)	23,154	1,181,780
Sigma-Aldrich Corp.		29,309	1,748,282

			39,245,421

COAL—0.23%
CONSOL Energy Inc.		41,379	2,863,013
Peabody Energy Corp.	(b)	61,279	3,125,229

			5,988,242

COMMERCIAL SERVICES—0.61%
Apollo Group Inc. Class A	(a)	30,963	1,337,602
Convergys Corp.	(a)	28,872	434,812
Equifax Inc.	(b)	29,659	1,022,642
H&R Block Inc.		73,379	1,523,348
McKesson Corp.		65,911	3,451,759
Monster Worldwide Inc.	(a) (b)	28,491	689,767
Moody’s Corp.	(b)	47,255	1,645,892
R.R. Donnelley & Sons Co.		47,709	1,446,060
Robert Half International Inc.		35,459	912,715
Western Union Co.		168,659	3,587,377

			16,051,974

COMPUTERS—4.57%
Affiliated Computer Services Inc. Class A	(a)	22,235	1,114,196
Apple Inc.	(a)	198,958	28,550,473
Cognizant Technology Solutions Corp.	(a)	66,116	1,906,124
Computer Sciences Corp.	(a)	37,648	1,535,662
Dell Inc.	(a)	508,097	10,121,292
Electronic Data Systems Corp.		113,842	1,895,469
EMC Corp.	(a)	473,301	6,787,136
Hewlett-Packard Co.		558,083	25,482,070
International Business Machines Corp.		312,852	36,021,779
Lexmark International Inc. Class A	(a)	21,396	657,285
NetApp Inc.	(a)	78,063	1,565,163
SanDisk Corp.	(a)	50,682	1,143,893
Sun Microsystems Inc.	(a)	180,857	2,808,709
Teradata Corp.	(a)	40,109	884,805
Unisys Corp.	(a)	75,179	333,043

			120,807,099

COSMETICS & PERSONAL CARE—2.37%
Avon Products Inc.		96,118	3,800,506
Colgate-Palmolive Co.		114,961	8,956,611
Estee Lauder Companies Inc. (The) Class A	(b)	26,102	1,196,777
Procter & Gamble Co. (The)		695,607	48,741,182

			62,695,076

DISTRIBUTION & WHOLESALE—0.10%
Genuine Parts Co.		37,945	1,526,148
W.W. Grainger Inc.		15,221	1,162,732

			2,688,880

DIVERSIFIED FINANCIAL SERVICES—5.83%
American Express Co.		262,053	11,456,957
Ameriprise Financial Inc.		51,584	2,674,630
Bear Stearns Companies Inc. (The)	(b)	31,137	326,627
Capital One Financial Corp.	(b)	84,860	4,176,809
Charles Schwab Corp. (The)		210,982	3,972,791
CIT Group Inc.		42,384	502,250
Citigroup Inc.		1,176,167	25,193,497
CME Group Inc.		12,113	5,682,208
Countrywide Financial Corp.	(b)	128,289	705,589
E*TRADE Financial Corp.	(a) (b)	105,624	407,709
Federal Home Loan Mortgage Corp.		146,335	3,705,202
Federal National Mortgage Association		220,316	5,798,717
Federated Investors Inc. Class B	(b)	18,897	740,006
Franklin Resources Inc.		35,735	3,465,938
Goldman Sachs Group Inc. (The)		89,505	14,803,232
IntercontinentalExchange Inc.	(a)	15,665	2,044,282
Janus Capital Group Inc.	(b)	34,499	802,792
JPMorgan Chase & Co.		767,529	32,965,371
Legg Mason Inc.		30,965	1,733,421
Lehman Brothers Holdings Inc.		119,432	4,495,420
Merrill Lynch & Co. Inc.		219,159	8,928,538
Morgan Stanley		249,197	11,388,303
NYSE Euronext Inc.		60,351	3,724,260
SLM Corp.	(a)	107,035	1,642,987
T. Rowe Price Group Inc.	(b)	59,269	2,963,450

			154,300,986

ELECTRIC—3.29%
AES Corp. (The)	(a)	150,425	2,507,585
Allegheny Energy Inc.		37,492	1,893,346
Ameren Corp.	(b)	47,355	2,085,514
American Electric Power Co. Inc.		91,182	3,795,907
CenterPoint Energy Inc.		72,998	1,041,681
CMS Energy Corp.	(b)	49,800	674,292
Consolidated Edison Inc.		62,175	2,468,347
Constellation Energy Group Inc.		40,538	3,578,289
Dominion Resources Inc.		130,250	5,319,410
DTE Energy Co.		37,106	1,443,052
Duke Energy Corp.	(b)	284,159	5,072,238
Dynegy Inc. Class A	(a)	110,140	869,005
Edison International		73,893	3,622,235
Entergy Corp.		43,281	4,721,091
Exelon Corp.		149,215	12,126,703
FirstEnergy Corp.		68,567	4,705,068
FPL Group Inc.		91,708	5,753,760
Integrys Energy Group Inc.		17,420	812,469
Pepco Holdings Inc.		45,425	1,122,906
PG&E Corp.		79,757	2,936,653
Pinnacle West Capital Corp.	(b)	22,223	779,583
PPL Corp.		84,376	3,874,546
Progress Energy Inc.		59,053	2,462,510

Public Service Enterprise Group Inc.		114,420	4,598,540
Southern Co. (The)	(b)	172,215	6,132,576
TECO Energy Inc.	(b)	46,582	742,983
Xcel Energy Inc.		95,767	1,910,552

			87,050,841

ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
Emerson Electric Co.		177,509	9,134,613
Molex Inc.	(b)	31,316	725,279

			9,859,892

ELECTRONICS—0.58%
Agilent Technologies Inc.	(a)	83,415	2,488,269
Applied Biosystems Group		38,115	1,252,459
Jabil Circuit Inc.		46,308	438,074
PerkinElmer Inc.		25,769	624,898
Thermo Fisher Scientific Inc.	(a)	94,416	5,366,605
Tyco Electronics Ltd.		110,672	3,798,263
Waters Corp.	(a)	22,954	1,278,538

			15,247,106

ENGINEERING & CONSTRUCTION—0.19%
Fluor Corp.		20,225	2,854,961
Jacobs Engineering Group Inc.	(a)	27,789	2,044,992

			4,899,953

ENTERTAINMENT—0.11%
International Game Technology Inc.	(b)	71,107	2,859,212

			2,859,212

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc.	(a)	73,709	796,794
Waste Management Inc.		112,400	3,772,144

			4,568,938

FOOD—1.84%
Campbell Soup Co.	(b)	49,416	1,677,673
ConAgra Foods Inc.		109,494	2,622,381
Dean Foods Co.		32,930	661,564
General Mills Inc.		75,711	4,533,575
H.J. Heinz Co.		71,849	3,374,748
Hershey Co. (The)	(b)	38,195	1,438,806
Kellogg Co.		59,447	3,124,534
Kraft Foods Inc.		347,622	10,779,758
Kroger Co. (The)		152,477	3,872,916
McCormick & Co. Inc. NVS	(b)	28,442	1,051,501
Safeway Inc.	(b)	99,297	2,914,367
Sara Lee Corp.		161,050	2,251,479
SUPERVALU Inc.	(b)	46,943	1,407,351
Sysco Corp.		137,101	3,978,671
Tyson Foods Inc. Class A		60,753	969,010
Whole Foods Market Inc.	(b)	32,360	1,066,909
Wm. Wrigley Jr. Co.		49,115	3,086,387

			48,811,630

FOREST PRODUCTS & PAPER—0.32%
International Paper Co.	(b)	95,830	2,606,576
MeadWestvaco Corp.		40,059	1,090,406
Plum Creek Timber Co. Inc.	(b)	38,264	1,557,345
Weyerhaeuser Co.		47,662	3,099,936

			8,354,263

GAS—0.17%
Nicor Inc.	(b)	9,693	324,812
NiSource Inc.		60,778	1,047,813
Sempra Energy		59,606	3,175,808

			4,548,433

HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)	(b)	14,177	937,100
Snap-On Inc.		13,001	661,101
Stanley Works (The)	(b)	18,181	865,779

			2,463,980

HEALTH CARE - PRODUCTS—3.45%
Baxter International Inc.		143,335	8,287,630
Becton, Dickinson and Co.		55,010	4,722,608
Boston Scientific Corp.	(a)	301,668	3,882,467
C.R. Bard Inc.		22,647	2,183,171
Covidien Ltd.		112,202	4,964,939
Johnson & Johnson		640,204	41,530,033
Medtronic Inc.		254,518	12,311,036
Patterson Companies Inc.	(a)	29,980	1,088,274
St. Jude Medical Inc.	(a) (b)	77,180	3,333,404
Stryker Corp.		53,768	3,497,608
Varian Medical Systems Inc.	(a)	28,299	1,325,525
Zimmer Holdings Inc.	(a)	52,968	4,124,088

			91,250,783

HEALTH CARE - SERVICES—1.02%
Aetna Inc.		112,928	4,753,139
Coventry Health Care Inc.	(a)	35,099	1,416,245
Humana Inc.	(a)	38,258	1,716,254
Laboratory Corp. of America Holdings	(a)	25,338	1,866,904
Quest Diagnostics Inc.		35,608	1,611,974
Tenet Healthcare Corp.	(a) (b)	104,381	590,796
UnitedHealth Group Inc.		283,752	9,749,719
WellPoint Inc.	(a)	122,007	5,384,169

			27,089,200

HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.		38,099	1,722,837

			1,722,837

HOME BUILDERS—0.12%
Centex Corp.	(b)	26,832	649,603
D.R. Horton Inc.		61,285	965,239
KB Home	(b)	17,404	430,401
Lennar Corp. Class A	(b)	30,690	577,279
Pulte Homes Inc.	(b)	46,744	680,125

			3,302,647

HOME FURNISHINGS—0.08%
Harman International Industries Inc.	(b)	13,990	609,125
Whirlpool Corp.	(b)	17,151	1,488,364

			2,097,489

HOUSEHOLD PRODUCTS & WARES—0.43%
Avery Dennison Corp.		24,137	1,188,747
Clorox Co. (The)		31,343	1,775,267
Fortune Brands Inc.	(b)	34,436	2,393,302
Kimberly-Clark Corp.		94,637	6,108,818

			11,466,134

HOUSEWARES—0.05%
Newell Rubbermaid Inc.		62,010	1,418,169

			1,418,169

INSURANCE—4.08%
ACE Ltd.	(b)	74,145	4,082,424
Aflac Inc.		107,777	7,000,114
Allstate Corp. (The)		127,116	6,109,195
Ambac Financial Group Inc.		60,676	348,887
American International Group Inc.		571,036	24,697,307
Aon Corp.		68,459	2,752,052
Assurant Inc.		21,482	1,307,395
Chubb Corp.		84,256	4,168,987
CIGNA Corp.		63,754	2,586,500
Cincinnati Financial Corp.		36,878	1,402,839
Genworth Financial Inc. Class A		97,534	2,208,170
Hartford Financial Services Group Inc. (The)		71,213	5,395,809
Lincoln National Corp.		59,908	3,115,216
Loews Corp.		99,694	4,009,693
Marsh & McLennan Companies Inc.		116,953	2,847,806
MBIA Inc.	(b)	45,402	554,812
MetLife Inc.		160,820	9,691,013
MGIC Investment Corp.		26,907	283,331
Principal Financial Group Inc.	(b)	58,227	3,244,408
Progressive Corp. (The)		155,020	2,491,171
Prudential Financial Inc.		101,150	7,914,987
Safeco Corp.		20,886	916,478
Torchmark Corp.		20,323	1,221,616
Travelers Companies Inc. (The)		140,838	6,739,098
Unum Group	(b)	79,009	1,738,988
XL Capital Ltd. Class A	(b)	39,666	1,172,130

			108,000,426

INTERNET—1.97%
Akamai Technologies Inc.	(a) (b)	37,876	1,066,588
Amazon.com Inc.	(a) (b)	69,392	4,947,650
eBay Inc.	(a)	252,379	7,530,989
Expedia Inc.	(a)	47,681	1,043,737
Google Inc. Class A	(a)	52,386	23,074,461
IAC/InterActiveCorp	(a)	42,129	874,598
Symantec Corp.	(a) (b)	192,975	3,207,244
VeriSign Inc.	(a) (b)	49,009	1,629,059
Yahoo! Inc.	(a)	301,461	8,721,267

			52,095,593

INVESTMENT COMPANIES—0.06%
American Capital Strategies Ltd.	(b)	43,378	1,481,792

			1,481,792

IRON & STEEL—0.36%
Allegheny Technologies Inc.		22,721	1,621,371
Nucor Corp.		65,494	4,436,564
United States Steel Corp.		26,485	3,360,152

			9,418,087

LEISURE TIME—0.24%
Brunswick Corp.	(b)	19,367	309,291
Carnival Corp.	(b)	98,042	3,968,740
Harley-Davidson Inc.	(b)	54,304	2,036,400

			6,314,431

LODGING—0.21%
Marriott International Inc. Class A		68,853	2,365,789
Starwood Hotels & Resorts Worldwide Inc.		43,105	2,230,684
Wyndham Worldwide Corp.		40,217	831,688

			5,428,161

MACHINERY—0.97%
Caterpillar Inc.		141,372	11,068,014
Cummins Inc.		45,433	2,127,173
Deere & Co.		98,865	7,952,701
Manitowoc Co. Inc. (The)	(b)	28,805	1,175,244
Rockwell Automation Inc.		33,919	1,947,629
Terex Corp.	(a)	23,381	1,461,312

			25,732,073

MANUFACTURING—5.24%
Cooper Industries Ltd.	(b)	40,020	1,606,803
Danaher Corp.	(b)	57,489	4,370,889
Dover Corp.		43,928	1,835,312
Eastman Kodak Co.	(b)	63,900	1,129,113
Eaton Corp.		33,371	2,658,668
General Electric Co.		2,257,576	83,552,888
Honeywell International Inc.		168,521	9,507,955
Illinois Tool Works Inc.	(b)	91,098	4,393,657
Ingersoll-Rand Co. Ltd. Class A	(b)	61,744	2,752,548
ITT Industries Inc.		40,777	2,112,656
Leggett & Platt Inc.	(b)	36,984	564,006
Pall Corp.		27,168	952,782
Parker Hannifin Corp.		38,207	2,646,599
Textron Inc.		56,537	3,133,281
3M Co.		160,364	12,692,811
Tyco International Ltd.		110,154	4,852,284

			138,762,252

MEDIA—2.68%
CBS Corp. Class B	(b)	153,594	3,391,356
Clear Channel Communications Inc.		111,867	3,268,754
Comcast Corp. Class A		682,304	13,195,759
DIRECTV Group Inc. (The)	(a)	161,021	3,991,711

E.W. Scripps Co. Class A		19,857	834,193
Gannett Co. Inc.	(b)	51,582	1,498,457
McGraw-Hill Companies Inc. (The)		73,323	2,709,285
Meredith Corp.		8,984	343,638
New York Times Co. (The) Class A	(b)	31,693	598,364
News Corp. Class A		518,932	9,729,975
Time Warner Inc.		807,234	11,317,421
Viacom Inc. Class B	(a)	145,251	5,754,845
Walt Disney Co. (The)		425,024	13,337,253
Washington Post Co. (The) Class B	(b)	1,293	855,319

			70,826,330

METAL FABRICATE & HARDWARE—0.12%
Precision Castparts Corp.		31,461	3,211,539

			3,211,539

MINING—0.82%
Alcoa Inc.		184,851	6,665,727
Freeport-McMoRan Copper & Gold Inc.		86,829	8,354,686
Newmont Mining Corp.		101,999	4,620,555
Titanium Metals Corp.	(b)	21,235	319,587
Vulcan Materials Co.	(b)	24,898	1,653,227

			21,613,782

OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.	(b)	48,181	1,687,299
Xerox Corp.		207,338	3,103,850

			4,791,149

OIL & GAS—10.41%
Anadarko Petroleum Corp.		106,010	6,681,810
Apache Corp.		75,497	9,121,548
Chesapeake Energy Corp.	(b)	102,912	4,749,389
Chevron Corp.		469,953	40,115,188
ConocoPhillips		353,475	26,938,330
Devon Energy Corp.		100,753	10,511,560
ENSCO International Inc.		32,255	2,019,808
EOG Resources Inc.		55,653	6,678,360
Exxon Mobil Corp.		1,210,226	102,360,915
Hess Corp.		62,813	5,538,850
Marathon Oil Corp.		160,875	7,335,900
Murphy Oil Corp.		42,650	3,503,271
Nabors Industries Ltd.	(a) (b)	63,480	2,143,720
Noble Corp.		61,016	3,030,665
Noble Energy Inc.		38,524	2,804,547
Occidental Petroleum Corp.		186,380	13,637,425
Range Resources Corp.		33,538	2,127,986
Rowan Companies Inc.		24,646	1,014,922
Sunoco Inc.		26,306	1,380,276
Tesoro Corp.		30,403	912,090
Transocean Inc.	(a)	72,048	9,740,890
Valero Energy Corp.		121,436	5,963,722
XTO Energy Inc.		114,989	7,113,220

			275,424,392

OIL & GAS SERVICES—2.02%
Baker Hughes Inc.		70,346	4,818,701
BJ Services Co.		65,989	1,881,346
Cameron International Corp.	(a)	49,992	2,081,667
Halliburton Co.		199,746	7,856,010
National Oilwell Varco Inc.	(a)	80,283	4,686,922
Schlumberger Ltd.		270,557	23,538,459
Smith International Inc.		45,554	2,925,933
Weatherford International Ltd.	(a)	76,628	5,553,231

			53,342,269

PACKAGING & CONTAINERS—0.12%
Ball Corp.		22,556	1,036,223
Bemis Co. Inc.	(b)	21,997	559,384
Pactiv Corp.	(a)	29,266	767,062
Sealed Air Corp.		35,723	902,006

			3,264,675

PHARMACEUTICALS—5.50%
Abbott Laboratories		349,089	19,252,258
Allergan Inc.		69,615	3,925,590
AmerisourceBergen Corp.		37,427	1,533,758
Barr Pharmaceuticals Inc.	(a)	23,898	1,154,512
Bristol-Myers Squibb Co.		446,421	9,508,767
Cardinal Health Inc.		81,161	4,261,764
Eli Lilly and Co.		223,622	11,536,659
Express Scripts Inc.	(a)	57,028	3,668,041
Forest Laboratories Inc.	(a)	70,879	2,835,869
Gilead Sciences Inc.	(a)	210,612	10,852,836
Hospira Inc.	(a)	35,553	1,520,602
King Pharmaceuticals Inc.	(a)	53,838	468,391
Medco Health Solutions Inc.	(a)	118,577	5,192,487
Merck & Co. Inc.		490,295	18,606,695
Mylan Inc.	(b)	66,943	776,539
Pfizer Inc.		1,527,779	31,976,414
Schering-Plough Corp.		365,298	5,263,944
Watson Pharmaceuticals Inc.	(a)	22,859	670,226
Wyeth		303,047	12,655,243

			145,660,595

PIPELINES—0.47%
El Paso Corp.		157,351	2,618,321
Questar Corp.	(b)	39,124	2,212,853
Spectra Energy Corp.	(b)	141,956	3,229,499
Williams Companies Inc. (The)		132,146	4,358,175

			12,418,848

REAL ESTATE—0.03%
CB Richard Ellis Group Inc. Class A	(a) (b)	40,607	878,735

			878,735

REAL ESTATE INVESTMENT TRUSTS—1.13%
Apartment Investment and Management Co. Class A	(b)	21,345	764,364
AvalonBay Communities Inc.	(b)	17,486	1,687,749
Boston Properties Inc.		26,796	2,467,108
Developers Diversified Realty Corp.		27,245	1,141,021
Equity Residential	(b)	60,936	2,528,235

General Growth Properties Inc.	(b)	60,323	2,302,529
HCP Inc.		49,157	1,661,998
Host Hotels & Resorts Inc.		117,621	1,872,526
Kimco Realty Corp.	(b)	56,854	2,226,971
ProLogis	(b)	57,941	3,410,407
Public Storage	(b)	27,951	2,477,018
Simon Property Group Inc.		50,162	4,660,551
Vornado Realty Trust		30,772	2,652,854

			29,853,331

RETAIL—5.33%
Abercrombie & Fitch Co. Class A	(b)	19,453	1,422,792
AutoNation Inc.	(a)	31,676	474,190
AutoZone Inc.	(a)	9,952	1,132,836
Bed Bath & Beyond Inc.	(a)	59,188	1,746,046
Best Buy Co. Inc.		79,053	3,277,537
Big Lots Inc.	(a) (b)	21,692	483,732
Costco Wholesale Corp.		98,468	6,397,466
CVS Caremark Corp.		324,492	13,145,171
Darden Restaurants Inc.		31,654	1,030,338
Dillard’s Inc. Class A	(b)	12,440	214,092
Family Dollar Stores Inc.		31,470	613,665
GameStop Corp. Class A	(a)	35,865	1,854,579
Gap Inc. (The)		104,117	2,049,023
Home Depot Inc.		380,699	10,648,151
J.C. Penney Co. Inc.		50,758	1,914,084
Kohl’s Corp.	(a)	71,493	3,066,335
Limited Brands Inc.		71,508	1,222,787
Lowe’s Companies Inc.		329,604	7,561,116
Macy’s Inc.		97,826	2,255,868
McDonald’s Corp.		260,926	14,551,843
Nordstrom Inc.	(b)	41,263	1,345,174
Office Depot Inc.	(a)	60,361	666,989
OfficeMax Inc.		16,993	325,246
RadioShack Corp.		29,264	475,540
Sears Holdings Corp.	(a) (b)	16,764	1,711,437
Staples Inc.		158,472	3,503,816
Starbucks Corp.	(a)	166,619	2,915,832
Target Corp.		185,665	9,409,502
Tiffany & Co.	(b)	29,405	1,230,305
TJX Companies Inc. (The)		98,041	3,242,216
Walgreen Co.		223,744	8,522,409
Wal-Mart Stores Inc.		534,879	28,177,426
Wendy’s International Inc.		20,828	480,294
Yum! Brands Inc.		108,229	4,027,201

			141,095,038

SAVINGS & LOANS—0.18%
Hudson City Bancorp Inc.		118,700	2,098,616
Sovereign Bancorp Inc.		79,756	743,326
Washington Mutual Inc.	(b)	197,124	2,030,377

			4,872,319

SEMICONDUCTORS—2.45%
Advanced Micro Devices Inc.	(a) (b)	133,658	787,246
Altera Corp.		70,921	1,307,074

Analog Devices Inc.		67,393	1,989,441
Applied Materials Inc.		306,877	5,987,170
Broadcom Corp. Class A	(a)	107,203	2,065,802
Intel Corp.		1,307,777	27,698,717
KLA-Tencor Corp.		40,861	1,515,943
Linear Technology Corp.	(b)	50,232	1,541,620
LSI Corp.	(a) (b)	154,465	764,602
MEMC Electronic Materials Inc.	(a)	51,952	3,683,397
Microchip Technology Inc.	(b)	43,475	1,422,937
Micron Technology Inc.	(a)	168,598	1,006,530
National Semiconductor Corp.		52,679	965,079
Novellus Systems Inc.	(a)	24,224	509,915
NVIDIA Corp.	(a)	124,986	2,473,473
QLogic Corp.	(a)	30,539	468,774
Teradyne Inc.	(a)	40,651	504,885
Texas Instruments Inc.		300,840	8,504,747
Xilinx Inc.	(b)	65,835	1,563,581

			64,760,933

SOFTWARE—3.74%
Adobe Systems Inc.	(a)	128,556	4,575,308
Autodesk Inc.	(a)	53,011	1,668,786
Automatic Data Processing Inc.		118,793	5,035,635
BMC Software Inc.	(a)	43,604	1,418,002
CA Inc.		87,099	1,959,727
Citrix Systems Inc.	(a) (b)	42,122	1,235,438
Compuware Corp.	(a) (b)	63,053	462,809
Electronic Arts Inc.	(a)	71,885	3,588,499
Fidelity National Information Services Inc.		38,657	1,474,378
Fiserv Inc.	(a)	37,373	1,797,268
IMS Health Inc.		41,800	878,218
Intuit Inc.	(a)	75,082	2,027,965
Microsoft Corp.		1,809,251	51,346,543
Novell Inc.	(a)	82,059	516,151
Oracle Corp.	(a)	893,173	17,470,464
Paychex Inc.		73,386	2,514,204
Total System Services Inc.		43,963	1,040,165

			99,009,560

TELECOMMUNICATIONS—5.86%
American Tower Corp. Class A	(a)	90,866	3,562,856
AT&T Inc.		1,364,298	52,252,613
CenturyTel Inc.	(b)	24,502	814,446
Ciena Corp.	(a) (b)	20,448	630,412
Cisco Systems Inc.	(a)	1,349,126	32,500,445
Citizens Communications Co.	(b)	73,277	768,676
Corning Inc.		354,985	8,533,839
Embarq Corp.		34,554	1,385,615
JDS Uniphase Corp.	(a)	50,359	674,307
Juniper Networks Inc.	(a)	117,386	2,934,650
Motorola Inc.		508,891	4,732,686
QUALCOMM Inc.		364,692	14,952,372
Qwest Communications International Inc.	(b)	349,117	1,581,500
Sprint Nextel Corp.		639,878	4,280,784
Tellabs Inc.	(a) (b)	96,873	527,958
Verizon Communications Inc.		648,537	23,639,174
Windstream Corp.		103,843	1,240,924

			155,013,257

TEXTILES—0.03%
Cintas Corp.		29,903	853,432

			853,432

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.		33,081	922,960
Mattel Inc.		81,265	1,617,173

			2,540,133

TRANSPORTATION—1.97%
Burlington Northern Santa Fe Corp.		67,210	6,198,106
C.H. Robinson Worldwide Inc.	(b)	38,319	2,084,554
CSX Corp.		91,701	5,141,675
Expeditors International Washington Inc.	(b)	47,961	2,166,878
FedEx Corp.		69,980	6,485,047
Norfolk Southern Corp.		85,569	4,648,108
Ryder System Inc.		12,849	782,633
Union Pacific Corp.		59,161	7,417,606
United Parcel Service Inc. Class B		234,196	17,100,992

			52,025,599

TOTAL COMMON STOCKS (Cost: $2,415,769,769)			2,603,137,342

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.09%
MONEY MARKET FUNDS—6.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%	(c) (d)	36,990,742	36,990,742
BGI Cash Premier Fund LLC 3.22%	(c) (d) (e)	121,840,983	121,840,983

			158,831,725

U.S. TREASURY OBLIGATIONS—0.09%
U.S. Treasury Bill 1.24%, 06/26/08	(f) (g)	$2,250,000	2,243,147

			2,243,147

TOTAL SHORT-TERM INVESTMENTS (Cost: $161,075,191)			161,074,872

TOTAL INVESTMENTS IN SECURITIES — 104.46% (Cost: $2,576,844,960)			2,764,212,214
Other Assets, Less Liabilities — (4.46)%			(117,898,066)

NET ASSETS — 100.00%			$2,646,314,148

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of March 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (June 2008)	642	$42,500,400	$(304,375)

			$(304,375)

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolio’s investments. These inputs are summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used in valuing the Master Portfolio’s investments, as of March 31, 2008:

Investments in Securities
Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobserva ble Inputs	Total Fair Value
$2,605,380,489	$158,831,725	$ —	$2,764,212,214

Other Financial Instruments(a)
Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobserva ble Inputs	Total Fair Value
$(304,375)	$ —	$ —	$(304,375)

(a)	Other financial instruments include futures contracts.

FEDERAL INCOME TAXES

As of March 31, 2008, the cost of investments for federal income tax purposes was $2,623,492,932. Net unrealized appreciation aggregated $140,719,282, of which $592,404,713 represented gross unrealized appreciation on securities and $451,685,431 represented gross unrealized depreciation on securities.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2008, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $2,250,000 for initial margin requirements.

2.	TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

3.	PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2008, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date May 28, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date May 28, 2008

*	Print the name and title of each signing officer under his or her signature.